Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
CURRENT ASSETS:
Cash	$ 9,024,289	$ 10,131,392
Accounts receivable, net	901,296	717,709
Other receivables, net	890,876	966,687
Loan to third parties, current	0	522,335
Loan to related parties	1,820,193	1,795,024
Other current assets	85,231	94,948
TOTAL CURRENT ASSETS	12,721,885	14,228,095
Loan to third parties, noncurrent	788,083	224,588
Property and equipment, net	421,577	411,736
Long-term investments	129,127	137,804
Operating lease right-of-use assets	177,014	140,556
Long-term rent deposit	40,350	44,228
Deferred tax assets, net	167,793	261,251
TOTAL ASSETS	14,445,829	15,448,258
CURRENT LIABILITIES:
Due to related parties	367,077	478,278
Deferred revenue	1,078,552	1,636,802
Operating lease liabilities, current	114,954	117,711
Taxes payable	1,059,563	1,013,350
Other payables	40,815	107,013
Accrued expenses and other liabilities	277,817	156,756
Accounts payable	147,909	154,256
TOTAL CURRENT LIABILITIES	3,086,687	3,664,166
Operating lease liabilities, noncurrent	72,981	14,539
TOTAL LIABILITIES	3,159,668	3,678,705
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital	5,139,116	5,139,116
Statutory reserve	867,530	867,530
Retained earnings	4,791,719	5,897,255
Accumulated other comprehensive loss	(810,113)	(1,236,374)
Total Wah Fu shareholders’ equity	10,032,358	10,711,633
Non-controlling interest	1,253,803	1,057,920
TOTAL SHAREHOLDERS’ EQUITY	11,286,161	11,769,553
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	14,445,829	15,448,258
Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	29,226	29,226
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	$ 14,880	$ 14,880